FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Carrying Values and Estimated Fair Values of Financial Assets and Liabilities
The following table shows the bifurcation of our non-securitized vacation ownership notes receivable into those eligible and not eligible for securitization based upon the aforementioned eligibility criteria:

	At Year-End 2017		At Year-End 2016
($ in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Vacation ownership notes receivable
Eligible for securitization	$142	$162	$98	$112
Not eligible for securitization	159	159	155	155
Total non-securitized	$301	$321	$253	$267
The following table shows the carrying values and the estimated fair values of financial assets and liabilities that qualify as financial instruments, determined in accordance with the authoritative guidance for disclosures regarding the fair value of financial instruments. Considerable judgment is required in interpreting market data to develop estimates of fair value. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts. The table excludes Cash and cash equivalents, Restricted cash, Accounts receivable, Accounts payable, Advance deposits and Accrued liabilities, all of which had fair values approximating their carrying amounts due to the short maturities and liquidity of these instruments.

	At Year-End 2017		At Year-End 2016
($ in millions)	Carrying Amount	Fair Value(1)	Carrying Amount	Fair Value(1)
Vacation ownership notes receivable — securitized	$814	$955	$717	$834
Vacation ownership notes receivable — non-securitized	301	321	253	267
Other assets	14	14	—	—
Total financial assets	$1,129	$1,290	$970	$1,101
Non-recourse debt associated with vacation ownership notes receivable securitizations, net	$(835)	$(836)	$(729)	$(726)
Convertible notes, net	(192)	(260)	—	—
Non-interest bearing note payable, net	(61)	(61)	—	—
Total financial liabilities	$(1,088)	$(1,157)	$(729)	$(726)
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(1)
Fair value of financial instruments, with the exception of other assets and convertible notes, has been determined using Level 3 inputs. Fair value of other assets and convertible notes that are financial instruments has been determined using Level 2 inputs.